Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (124,517)	¥ (121,187)
Prepaid pension cost	57	46
Net amount recognized	¥ (124,460)	¥ (121,141)